EQUITY (Details Narrative) - USD ($)												6 Months Ended		12 Months Ended
	Dec. 02, 2024	Oct. 22, 2024	Feb. 21, 2024	Dec. 23, 2022	Dec. 12, 2022	Jun. 23, 2022	Mar. 31, 2022	Nov. 23, 2021	Dec. 17, 2020	Nov. 27, 2019	Nov. 15, 2019	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2020	Dec. 31, 2019	Mar. 05, 2025	Nov. 27, 2024	Nov. 27, 2023	Dec. 04, 2018
Ordinary shares authorized																						50,000
Ordinary shares, shares issued												3,168,133		63,361,823	2,923,325							50,000
Basis per share												$ 0		$ 0	$ 0							$ 1.00
Shares issued											16,666
Total consideration											$ 16,666
Share price per share											$ 1.00
Number of ordinary shares issued											66,666
Ordinary shares, shares outstanding												3,168,133		63,361,823	2,923,325
Additional paid-in capital												$ 92,707,344		$ 92,707,344	$ 44,515,833
Additional paid-in capital contributed												$ 0	$ 0	47,748,628	5,944,299	$ 15,185,839
Additional paid-in capital														92,707,344	44,515,833
Shares-based compensation granted to employees														$ 442,883
2022 Plan [Member] | Maximum [Member]
Number of shares issued under plan							4,945,313
Common Stock [Member]
Ordinary shares, shares issued																			20		35
Basis per share			$ 1.01
Shares issued			438,498
Share price			$ 1.01
Ordinary shares, shares outstanding																					35
Shares Purchase Agreement [Member] | Anxin Jieda Co Limited [Member] | Common Stock [Member]
Shares issued								7,968,755
Share Consideration paid, percentage																	50.00%	50.00%
Shares Purchase Agreement [Member] | Boxinrui International Holdings Limited [Member]
Ownership percentage								100.00%
Shares Purchase Agreement [Member] | Beijing Anxin Jieda Logistics Co., Ltd. [Member]
Ownership percentage								100.00%
Stock Purchase Agreement [Member] | Common Stock [Member]
Basis per share												$ 0							$ 0		$ 0
Stock Purchase Agreement [Member] | Yundian BVI [Member] | Common Stock [Member]
Basis per share							$ 0
Shares issued							9,000,000
Total consideration							$ 8,100,000
Share price							$ 0.9
Stock Purchase Agreement [Member] | Mahao BVI [Member] | Common Stock [Member]
Basis per share						$ 0
Shares issued						10,000,000
Total consideration						$ 6,000,000
Share price						$ 0.6
Stock Purchase Agreement [Member] | Yuanxing BVI [Member] | Common Stock [Member]
Basis per share				$ 0	$ 0
Shares issued				12,000,000	12,000,000
Total consideration				$ 9,600,000	$ 9,600,000
Share price				$ 0.8	$ 0.8
Stock Purchase Agreement [Member] | Yundian BVI [Member]
Ownership percentage							100.00%
Stock Purchase Agreement [Member] | Yundian BVI [Member] | Common Stock [Member]
Ownership percentage							100.00%
Stock Purchase Agreement [Member] | Mahao BVI [Member]
Ownership percentage						100.00%
Stock Purchase Agreement [Member] | Mahao BVI [Member] | Common Stock [Member]
Ownership percentage						100.00%
Stock Purchase Agreement [Member] | Yuanxing BVI [Member]
Ownership percentage					100.00%
Stock Purchase Agreement [Member] | Yuanxing BVI [Member] | Common Stock [Member]
Ownership percentage					100.00%
Securities Purchase Agreement [Member] | Common Stock [Member]
Shares issued	30,000,000
Share price	$ 0.80																			$ 0.80
IPO [Member]
Shares issued									5,000,000
Share price per share									$ 5.00
Proceeds from public offering									$ 25,000,000
Board of Directors [Member]
Ordinary shares authorized										66,666
Basis per share										$ 1.00
Divided pro-rata shares										20,000,000
Board of Directors [Member] | IPO [Member]
Shares issued									5,000,000
Share price per share									$ 5.00
Ordinary shares offered									999,910
Proceeds from public offering									$ 29,999,550
Proceeds from public offering before deduction									26,500,000
Underwriter's fee and expenses									$ 3,500,000
Board of Directors Chairman [Member] | Securities Purchase Agreement [Member] | Common Stock [Member]
Shares issued	30,000,000	30,000,000
Share price	$ 0.80	$ 0.80